Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship between “compensation actually paid” to our named executive officers and company financial performance, as required by or defined in Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K.
For further information regarding our compensation philosophy, and in particular, how we align executive compensation with company financial performance, refer to “Executive Compensation – Compensation Discussion and Analysis,” above.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return – AMBA ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($ Millions) (7)	Revenue ($ Millions) (8)
2023	5,904,850	(5,223,250)	3,702,220	(483,113)	151.91	180.82	(65.4)	337.6
2022	6,205,867	21,197,673	2,592,611	9,835,394	236.98	209.94	(26.4)	331.9
2021	5,596,549	14,765,032	2,212,215	5,755,522	159.55	170.15	(59.8)	222.9

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for the Company’s principal executive officer, or PEO, Dr. Feng-Ming (Fermi) Wang, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table for Fiscal Year 2023,” above.

(2)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of the compensation reported in the “Total” column of the Summary
Compensation
Table, under the methodology prescribed under the SEC’s rules, as shown in the reconciliation table
b
elow.

The following table presents a reconciliation of total compensation paid to the PEO for each year as reported in the Summary Compensation Table, above, to the compensation actually paid to the PEO, which was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Equals Compensation Actually Paid to PEO($)
2023	5,904,850	(5,343,850)	(5,784,250)	(5,223,250)
2022	6,205,867	(4,905,867)	19,897,673	21,197,673
2021	5,596,549	(4,717,849)	13,886,332	14,765,032

The amounts in the Inclusion of Equity Values for PEO column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Fair Value of Unvested Current Year Awards at FYE for PEO ($)	Change in Value of Prior Year Awards Vesting During the Year for PEO ($)	Change in Value of Unvested Equity from Prior Years for PEO ($)	Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forefeited during Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2023	4,221,283	(1,451,046)	(9,054,092)	499,604	—	(5,784,250)
2022	5,627,028	1,909,656	11,606,228	754,761	—	19,897,673
2021	8,472,740	41,072	4,664,085	708,435	—	13,886,332

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs other than the Company’s PEO (the
“Non-PEO
NEOs”), for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table for Fiscal Year 2023” above and the Summary Compensation Tables for fiscal years 2022 and 2021 contained in the Company’s previously filed proxy statements. The non-PEO
NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2023, Les Kohn, Brian White, Chan Lee, John Ju, and John Young; (ii) for fiscal year 2022, Les Kohn, Casey Eichler, Chan Lee, John Ju, and John Young; and (iii) for fiscal year 2021, Les Kohn, Casey Eichler, Michael Chen, and Christopher Day.

(4)
This figure is the average of compensation actually paid for the
Non-PEO
NEOs in each listed fiscal year. Compensation actually paid does not mean that these
Non-PEO
NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the reconciliation table below.

The following table presents a reconciliation of average compensation paid to
Non-PEO
NEOs for each year as reported in the Summary Compensation Table above and in the Company’s previously filed proxy statements to the average compensation actually paid to the
Non-PEO
NEOs, which was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs \($)	Average Exclusion of Stock Awards for Non-PEO NEOs($)	Average Inclusion of Equity Values for Non-PEO NEOs($)	Equals Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,702,220	(3,324,397)	(860,936)	(483,113)
2022	2,592,611	(1,956,274)	9,199,057	9,835,394
2021	2,212,215	(1,743,625)	5,286,932	5,755,522

The amounts in the Inclusion of Equity Values for
Non-PEO
NEOs column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Average Fair Value of Unvested Current Year Awards at FYE for Non-PEO NEOs($)	Average Change in Value of Prior Year Awards Vesting During the Year for Non-PEO NEOs($)	Average Change in Value of Unvested Equity from Prior Years for Non-PEO NEOs($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-PEO NEOs($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forefeited during Year for Non-PEO NEOs($)	Average Total- Inclusion of Equity Values for Non-PEO NEOs($)
2023	2,779,010	(615,781)	(3,238,882)	214,717	—	(860,936)
2022	2,243,894	1,303,642	5,350,587	300,933	—	9,199,057
2021	3,131,381	26,321	1,867,424	261,806	—	5,286,932

(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to the earliest fiscal year reported in this table and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is the PHLX Semiconductor Sector Index (SOX), as used in the performance graph included in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to the earliest fiscal year reported in this table and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
(8)
The metric in this column, the Company’s revenue as reflected in the Company’s audited financial statements, in our assessment, represents the most important Company financial performance measure (that is not otherwise disclosed in this table) used to link compensation actually paid to company performance for the NEOs for all years presented. In particular, 1/3 of the annual bonus program for NEOs is based on the revenue metric. Other key financial performance measures linked to executive compensation are described under “Financial Performance Measures,” below. For additional information regarding actual performance, peer group, and executive compensation for the most recently completed fiscal year, see “Executive Compensation — Compensation Discussion and Analysis,” above.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	(i) for fiscal year 2023, Les Kohn, Brian White, Chan Lee, John Ju, and John Young; (ii) for fiscal year 2022, Les Kohn, Casey Eichler, Chan Lee, John Ju, and John Young; and (iii) for fiscal year 2021, Les Kohn, Casey Eichler, Michael Chen, and Christopher Day.
Peer Group Issuers, Footnote [Text Block]	The peer group used is the PHLX Semiconductor Sector Index (SOX), as used in the performance graph included in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the last trading day prior to the earliest fiscal year reported in this table and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 5,904,850	$ 6,205,867	$ 5,596,549
PEO Actually Paid Compensation Amount	$ (5,223,250)	21,197,673	14,765,032
Adjustment To PEO Compensation, Footnote [Text Block]
The following table presents a reconciliation of total compensation paid to the PEO for each year as reported in the Summary Compensation Table, above, to the compensation actually paid to the PEO, which was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Equals Compensation Actually Paid to PEO($)
2023	5,904,850	(5,343,850)	(5,784,250)	(5,223,250)
2022	6,205,867	(4,905,867)	19,897,673	21,197,673
2021	5,596,549	(4,717,849)	13,886,332	14,765,032

The amounts in the Inclusion of Equity Values for PEO column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Fair Value of Unvested Current Year Awards at FYE for PEO ($)	Change in Value of Prior Year Awards Vesting During the Year for PEO ($)	Change in Value of Unvested Equity from Prior Years for PEO ($)	Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forefeited during Year for PEO ($)	Total- Inclusion of Equity Values for PEO ($)
2023	4,221,283	(1,451,046)	(9,054,092)	499,604	—	(5,784,250)
2022	5,627,028	1,909,656	11,606,228	754,761	—	19,897,673
2021	8,472,740	41,072	4,664,085	708,435	—	13,886,332

Non-PEO NEO Average Total Compensation Amount	$ 3,702,220	2,592,611	2,212,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ (483,113)	9,835,394	5,755,522
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table presents a reconciliation of average compensation paid to
Non-PEO
NEOs for each year as reported in the Summary Compensation Table above and in the Company’s previously filed proxy statements to the average compensation actually paid to the
Non-PEO
NEOs, which was computed in accordance with Item 402(v) of Regulation
S-K,
as reported in the Pay versus Performance table, above.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs \($)	Average Exclusion of Stock Awards for Non-PEO NEOs($)	Average Inclusion of Equity Values for Non-PEO NEOs($)	Equals Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,702,220	(3,324,397)	(860,936)	(483,113)
2022	2,592,611	(1,956,274)	9,199,057	9,835,394
2021	2,212,215	(1,743,625)	5,286,932	5,755,522

The amounts in the Inclusion of Equity Values for
Non-PEO
NEOs column in the table above are derived from the amounts set forth in the following table:

Fiscal Year	Average Fair Value of Unvested Current Year Awards at FYE for Non-PEO NEOs($)	Average Change in Value of Prior Year Awards Vesting During the Year for Non-PEO NEOs($)	Average Change in Value of Unvested Equity from Prior Years for Non-PEO NEOs($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Non-PEO NEOs($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forefeited during Year for Non-PEO NEOs($)	Average Total- Inclusion of Equity Values for Non-PEO NEOs($)
2023	2,779,010	(615,781)	(3,238,882)	214,717	—	(860,936)
2022	2,243,894	1,303,642	5,350,587	300,933	—	9,199,057
2021	3,131,381	26,321	1,867,424	261,806	—	5,286,932

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid (or CAP) to our PEO, the average of compensation actually paid to our
No
n
-PEO
NEOs, and the Company’s cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO
and Non-PEO
NEO Compensation Actually Paid and N
et Income
(Loss)
The following chart sets forth the relationship between compe nsation
actually paid to our PEO, the average of compensation actually paid to our Non-PEO
NEOs, and our net income (loss) during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO
and Non-PEO
NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between compensation actually paid to our PE
O, the average of compensation actually paid to
our Non-PEO
NEOs, and our revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid (or CAP) to our PEO, the average of compensation actually paid to our
No
n
-PEO
NEOs, and the Company’s cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Tabular List [Table Text Block]
Financial Performance Measures
As described in further detail in “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program incorporates various Company financial performance metrics. Such metrics are used in both our long-term and short-term incentive awards and are selected with the objective of incentivizing our PEO and
Non-PEO
NEOs to increase the long-term value of our company for shareholders. The three most important financial performance measures used in fiscal year 2023 to link executive compensation actually paid to our PEO and
Non-PEO
NEOs, for the most recently completed fiscal year, to our financial performance are as follows (listed in no particular order of importance):

Most Important Financial Performance Measures

Revenue

Non-GAAP operating profit

Total Shareholder Return relative to the Russell 2000 Index

Total Shareholder Return Amount	$ 151.91	236.98	159.55
Peer Group Total Shareholder Return Amount	180.82	209.94	170.15
Net Income (Loss)	$ (65,400,000)	$ (26,400,000)	$ (59,800,000)
Company Selected Measure Amount	337,600,000	331,900,000	222,900,000
PEO Name	Dr. Feng-Ming (Fermi) Wang
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	The metric in this column, the Company’s revenue as reflected in the Company’s audited financial statements, in our assessment, represents the most important Company financial performance measure (that is not otherwise disclosed in this table) used to link compensation actually paid to company performance for the NEOs for all years presented. In particular, 1/3 of the annual bonus program for NEOs is based on the revenue metric.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return relative to the Russell 2000 Index
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,343,850)	$ (4,905,867)	$ (4,717,849)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,784,250)	19,897,673	13,886,332
PEO [Member] | Fair Value of Unvested Current Year Awards at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,221,283	5,627,028	8,472,740
PEO [Member] | Change in Value of Prior Year Awards Vesting During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,046)	1,909,656	41,072
PEO [Member] | Change in Value of Unvested Equity from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,054,092)	11,606,228	4,664,085
PEO [Member] | Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,604	754,761	708,435
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,324,397)	(1,956,274)	(1,743,625)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(860,936)	9,199,057	5,286,932
Non-PEO NEO [Member] | Fair Value of Unvested Current Year Awards at FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,779,010	2,243,894	3,131,381
Non-PEO NEO [Member] | Change in Value of Prior Year Awards Vesting During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(615,781)	1,303,642	26,321
Non-PEO NEO [Member] | Change in Value of Unvested Equity from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,238,882)	5,350,587	1,867,424
Non-PEO NEO [Member] | Adjust for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 214,717	$ 300,933	$ 261,806